Deferred Day 1 Profit or Loss (Tables)	6 Months Ended
Jun. 30, 2018
Deferred Day One Profit Or Loss [Abstract]
Changes in deferred day one profits or losses [Table Text Block]

Changes in deferred day 1 profits or losses are as follows (Unit: Korean Won in millions):

	For the six months ended June 30
	2018	2017
Beginning balance	7,416	13,422
New transactions	20,820	500
Amounts recognized in losses	(3,000)	(3,613)

Ending balance	25,236	10,309